Assets Held for Sale (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Assets Held for Sale

The following table summarizes the major classes of assets and liabilities held for sale at December 29, 2013 and December 30, 2012:

	Successor Company	Predecessor Company
	December 29, 2013	December 30, 2012
Long-term assets held for sale:
Property, plant and equipment, net	$623	$474

Total long-term assets held for sale	$623	$474